Deutsche Real Estate Securities Income Fund
Deutsche Real Estate Securities Income Fund
Investment Objective
The fund's investment objective is to seek current income with capital appreciation.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 49) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche Real Estate Securities Income Fund - USD ($)	Class A	Class C	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche Real Estate Securities Income Fund	Class A	Class C	Class R6	INST Class	Class S
Management fee	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution/service (12b-1) fees	0.24%	1.00%	none	none	none
Other expenses	1.23%	1.24%	1.32%	1.11%	1.33%
Total annual fund operating expenses	2.12%	2.89%	1.97%	1.76%	1.98%
Fee waiver/expense reimbursement	0.72%	0.74%	0.82%	0.61%	0.73%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.40%	2.15%	1.15%	1.15%	1.25%

The Advisor has contractually agreed through April 30, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.40%, 2.15%, 1.15%, 1.15% and 1.25% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for each class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche Real Estate Securities Income Fund - USD ($)	Class A	Class C	Class R6	INST Class	Class S
1 Year	$ 709	$ 318	$ 117	$ 117	$ 127
3 Years	1,135	825	539	495	551
5 Years	1,586	1,458	986	897	1,000
10 Years	$ 2,832	$ 3,161	$ 2,230	$ 2,023	$ 2,248

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche Real Estate Securities Income Fund - USD ($)	Class A	Class C	Class R6	INST Class	Class S
1 Year	$ 709	$ 218	$ 117	$ 117	$ 127
3 Years	1,135	825	539	495	551
5 Years	1,586	1,458	986	897	1,000
10 Years	$ 2,832	$ 3,161	$ 2,230	$ 2,023	$ 2,248

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 204%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets (in each case measured at the time of purchase) are attributed to the ownership, construction, management or sale of real estate or other activities primarily related to real estate. The fund will invest 25% or more of its total assets in securities of companies principally engaged in the real estate industry.

The fund typically invests in common and preferred stocks of REITs and real estate companies. The fund's REIT investments may include equity REITs, mortgage REITs and hybrid REITs. So-called equity REITs buy real estate and pay investors from the rents they receive and from any profits on the sale of their properties. So-called mortgage REITs lend money to real estate companies and pay investors from the interest they receive on those loans. So-called hybrid REITs engage in both owning real estate and making loans. While portfolio management expects that the fund's REIT investments will consist primarily of equity REITs, in changing market conditions, the fund may invest more significantly in other types of REITs.

The fund primarily invests in securities of US issuers, but may also invest in securities of Canadian issuers. The fund may invest to a lesser extent in non-US and non-Canadian issuers.

The fund may also invest a portion of its assets in other types of securities. These securities may include debt securities of REITs and real estate companies of any credit quality; securities of companies not principally engaged in the real estate industry, including companies principally engaged in infrastructure related activities; bonds, notes and short-term securities; and other similar securities. In addition, the fund may invest in commercial and other types of mortgage-backed securities and master limited partnerships (MLPs).

Derivatives. The fund may write (sell) covered call options on its portfolio securities with the goal of generating additional income from premiums received in connection with the options. Under specified circumstances, a call option gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price (the strike price). Generally, a written call option is covered if the fund owns the security or instrument underlying the call option or has the right to acquire that security or instrument without additional cash consideration. Portfolio management expects that the fund will typically write covered calls with respect to 20% to 50% of its assets. The fund is not subject to any limitations on its use of covered calls, however, and may use covered calls to a significantly greater or lesser extent, as determined by portfolio management.

When the fund sells a covered call option on a particular portfolio security, it may also buy a corresponding call option on the same security at a higher strike price. The purchased call option would typically expire in the same month as the original call option sold by the fund. By buying this second option, the fund preserves its ability to participate in any future appreciation of the underlying portfolio security above the second option's strike price. The premium the fund pays to purchase the second option would offset, however, the premium income it receives when it sells the original covered call option.

Management process. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Portfolio management also considers the effect of the real estate securities markets in general when making investment decisions. Lastly, portfolio management will look for securities portfolio management believes offer above-average yield opportunities.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Real estate securities risk. The fund concentrates its investments in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Writing covered call options entails a number of risks. As a general matter, when the fund writes (sells) a covered call option, it agrees to deliver a security it already owns at a specified strike price on or before a predetermined date in the future in return for a premium. By writing a covered call option, the fund foregoes, during the option's life, the opportunity to benefit from an increase in the price of the underlying security above the option's strike price, but continues to bear the risk of a decline in the value of the underlying security. The price the fund realizes from the sale of the security upon exercise of the option could be substantially below its prevailing market price. Moreover, if a liquid market does not exist for a covered call option, the fund may be unable to close out the option transaction prior to its expiration date. Consequently, the fund may be unable to sell the underlying security until the option expires or is exercised. Lastly, by writing call options on its portfolio securities, the fund may be less likely to sell those securities to take advantage of new investment opportunities.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

	Returns	Period ending
Best Quarter	8.93%	March 31, 2014
Worst Quarter	-7.33%	June 30, 2015
Year-to-Date	6.77%	March 31, 2016

Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche Real Estate Securities Income Fund	Class Inception	1 Year	Since Inception
Class A | before tax	Sep. 20, 2013	(9.83%)	1.90%
Class A | After tax on distributions		(12.92%)	(1.63%)
Class A | After tax on distributions and sale of fund shares		(5.31%)	0.05%
Class C | before tax	Sep. 20, 2013	(5.04%)	3.84%
INST Class | before tax	Sep. 20, 2013	(4.09%)	4.85%
Class S | before tax	Sep. 20, 2013	(4.18%)	4.79%
Class S | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	10.05%
Class S | FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes)		1.81%	10.37%

Average Annual Total Returns - Deutsche Real Estate Securities Income Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Aug. 25, 2014	(4.09%)	(1.02%)
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	4.21%
FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes)		1.81%	6.51%

The Advisor believes the additional FTSE EPRA/NAREIT North America Index reasonably represents the fund's overall investment process.